K&L Gates llp State Street Financial Center One Lincoln Street Boston, MA 02111-2950 t 617.261.3100 www.klgates.com
January 9, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn: Brion R. Thompson, Esq.

RE:	Preliminary Proxy Materials on Schedule 14A under the Securities Exchange Act of 1934 for the following Funds:

File No.
John Hancock Preferred Income Fund	811-21131
John Hancock Preferred Income Fund II	811-21202
John Hancock Preferred Income Fund III	811-21287
John Hancock Tax-Advantaged Dividend Income Fund	811-21416
John Hancock Tax-Advantaged Global Shareholder Yield Fund	811-22056
Ladies and Gentlemen:
     On behalf of the Funds, we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, the Funds’ preliminary combined proxy statement and form of combined proxy (the “Proxy Materials”) relating to a joint annual meeting of shareholders of the Funds to be held on April 14, 2009. It is anticipated that the Proxy Materials will be first sent to the Funds’ shareholders on or about February 6, 2009.
     This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Funds.
     If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240.

Sincerely,
/s/ George P. Attisano
George P. Attisano